DREYFUS PREMIER MUNICIPAL BOND FUND
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LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for Dreyfus Premier Municipal Bond Fund for the six-month reporting period ended October 31, 1998, as shown in the following table:


                                                                                                         ANNUALIZED
                                                                        TOTAL RETURN*                DISTRIBUTION RATE**
                                                                         ___________                  _______________
        Class A shares . . . . . . . . . . . . . . . . . . . .              2.52%                           4.88%

        Class B shares . . . . . . . . . . . . . . . . . . . .              2.26%                           4.59%

        Class C shares . . . . . . . . . . . . . . . . . . . .              2.12%                           4.33%

ECONOMY REVIEW

  In the face of soaring consumer confidence and strong first-quarter economic growth, the Federal Reserve Board (the "Fed") earlier this year refrained from increasing interest rates, partially to avoid further roiling international financial markets. In addition, the Fed evidently felt then that the economic slowdown overseas might curtail the U.S. economy to some degree, which would alleviate the need for monetary restraint. The Fed's expectations have proven to be true, and its judgment accurate. The U.S. balance of trade has worsened and there have been increasing signs of a slowdown in export-related industries. On September 29, concerns about a weakening U.S. economy caused the Federal Open Market Committee (the F.O.M.C. is the policy-making arm of the Fed) to pare the Federal Funds target rate by 25 basis points, the first reduction since January 1996. (The Federal Funds rate is the rate of interest that banks charge each other for overnight loans.) At that point, Fed Chairman Alan Greenspan described the economic outlook for the United States as having "weakened measurably." Two weeks later, on October 15, the F.O.M.C. again reduced the target rate by an additional 25 basis points, putting the Federal Funds rate at 5.0%.

  Despite the concerns of the Fed regarding an economic slowdown, aggregate economic statistics showed a growing and resilient economy during the reporting period. Low unemployment and negligible inflation, combined with car makers rebuilding inventory after a long strike and rising consumer incomes, resulted in solid economic growth (3.3% ) for the third quarter of this year. While a significant portion of this gain was due to inventory replenishment after the automobile strike, the overall results were still an improvement over second-quarter economic growth of 1.8%. Inflation as measured by the Consumer Price Index remained at levels not witnessed since 1963.

  The Fed' s responsibility is to enact monetary policy that is anticipatory of future economic conditions. The U.S. trade deficit has continued to widen because of the global economic slide. Slumping exports have weakened manufacturing activity since midyear and there is concern that this slackness could become more pronounced and widen into other sectors of the economy. While the increase in imports also restrains domestic production, it has helped contain inflation as well, since domestic producers are reluctant to raise prices. This provides additional flexibility for the Fed to lower interest rates still further. So far, economic problems overseas have not caused any measurable reaction in the U.S. labor market. Only the growth rate in new jobs has eased from its torrid pace earlier in the year. The unemployment rate has remained near 30-year lows and worker inflation-adjusted take-home pay has been rising. The condition of the labor market is a key determinant of consumer confidence which, of course, relates directly to consumer spending, a force that accounts for two thirds of all economic activity. Business spending has shown signs of weakness, so the role of the consumer will be of even greater importance in the future. It is significant that measures of consumer confidence have receded from earlier record high levels, largely because of concerns about the volatility of financial markets.

MARKET ENVIRONMENT

  The general fixed-income markets have traded off in a downward-spiked pattern since appreciating dramatically and topping in mid-October. Market participants have been greatly influenced by the overall trend to perceived safer securities (mainly Treasury notes and bonds), incited by the Asian economic crisis. This crisis has prompted notions of domestic economic contraction, creating the perception that bonds whose credit quality is dependent on the business cycle are vulnerable. Therefore, many securities, such as corporate, mortgage, asset backed, or project related bonds, have traded off in this period. Currently, the expectation is that the interest rate spreads of these types of securities and Treasuries will remain wide. Additionally, the recent exaggerated nature of short-term price performance (both up and down) was greatly influenced by the financial problems of leveraged hedge funds and the quick response by the
Federal Reserve. The municipal market focused on these trends and its participants initially benefited from the same direction, though not to the same level of appreciation, as the Treasury bond markets. Correspondingly, in the recent market price decline, municipals outperformed Treasuries, maintaining more of their value.

PORTFOLIO OVERVIEW

  In the past, your Fund has been a responder to the supply-and-demand pressure dynamic of the tax-exempt bond market. New issuance, usually our primary concern, was replaced by the fundamental concerns of interest rate trends and the previously mentioned widening of interest rate levels among different classes of bonds. While your Fund is not adversely impacted to the same extent as many other asset groups, some bonds in your Fund were affected and some
losses    were    realized    in    the    current    quarter.

  As a protective measure, some high-quality, highly liquid securities were added to your Fund. Bonds that could erode in price due to the current market sentiment were replaced. Likewise, bonds with short call features on premium priced positions that bring prices down with the passing of time were traded. These exchanges were accomplished at a modest change in yield in most circumstances. This new balance leaves many defensive securities in the portfolio, which is appropriate in a scenario where recent Fed rate cuts have primarily enhanced the value of the equity markets and not the bond market. However, if there is another upward price rally in fixed income, the newly added bonds will participate.

  Included in this report is a series of detailed financial statements, which outline the Fund' s current holdings and its financial condition. We hope that you find them informative.

               Very truly yours,


               [Richard J. Moynihan signature logo]



               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

November 16, 1998

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized) , divided by the maximum offering price per share at the end of the period in the case of Class A shares, or the net asset value per share in the case of Class B and Class C shares. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.

DREYFUS PREMIER MUNICIPAL BOND FUND
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STATEMENT OF INVESTMENTS                         OCTOBER 31, 1998 (UNAUDITED)

                                                                                                   Principal
Long-Term Municipal Investments--98.0%                                                              Amount           Value
-------------------------------------------------------                                         _____________     _____________
ARIZONA--.9%

Maricopa County Pollution Control Corporation, PCR, Refunding

  (Public Service Co. - New Mexico Project) 6.30%, 12/1/2026 . . . . . . . . . . . . . . .     $    5,000,000    $    5,360,250

CALIFORNIA--3.4%

Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue:

  6%, 1/1/2034 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,353,900

  5%, 1/1/2035 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,000,000         7,708,240

San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue

  (Senior Lien) 5%, 1/1/2033 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,500,000         6,257,680

COLORADO--9.2%

Arapahoe County Capital Improvement Trust Fund, Highway Revenue (E-470 Project)

  Zero Coupon, 8/31/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,530,000         1,914,679

  Zero Coupon, 8/31/2007 (Prerefunded 8/31/2005) (a) . . . . . . . . . . . . . . . . . . .          4,000,000         2,701,440

  7%, 8/31/2026 (Prerefunded 8/31/2005) (a)  . . . . . . . . . . . . . . . . . . . . . . .         11,000,000        13,232,890

Dawson Ridge, Metropolitan District Number 1, Refunding:

  Zero Coupon, 10/1/2017 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,930,000         3,557,422

  Zero Coupon, 10/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         47,535,000        12,983,234

Denver City and County, Airport Revenue:

  7.50%, 11/15/2023 (Prerefunded 11/15/2004) (a) . . . . . . . . . . . . . . . . . . . . .          2,060,000         2,481,517

  7.50%, 11/15/2023  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,715,000        11,330,993

  7%, 11/15/2025 (Prerefunded 11/15/2001) (a)  . . . . . . . . . . . . . . . . . . . . . .            820,000           898,392

  7%, 11/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,405,000         3,653,871

Connecticut--2.0%

Connecticut Development Authority

 First Mortgage Gross Revenue (Elim Park Baptist Home, Inc. Project)

    9%, 12/1/2020 (Prerefunded 12/1/1999) (a)  . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,271,980

  PCR, Refunding (Connecticut Light & Power)

    5.85%, 9/1/2028  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,000,000         8,053,360

Delaware--.7%

Delaware Housing Authority, MFMR 7%, 5/1/2025. . . . . . . . . . . . . . . . . . . . . . .          3,725,000         4,043,115

Florida--6.5%

Florida Turnpike Authority, Turnpike Revenue, Refunding

  4.75%, 7/1/2020 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,050,000        10,679,162

Lee County Industrial Development Authority, Health Care Facilities Revenue

 (Cypress Cove Health Park):

    5.625%, 10/1/2002  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,041,760

    5.875%, 10/1/2004  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,063,820

    6.25%, 10/1/2017 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,131,340

    6.375%, 10/1/2025  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,500,000         4,722,120

Palm Beach County, Solid Waste IDR:

  (Okeelanta Power LP Project) 6.85%, 2/15/2021 (b)  . . . . . . . . . . . . . . . . . . .          6,750,000         5,400,000

  (Osceola Power LP) 6.95%, 1/1/2022 (b) . . . . . . . . . . . . . . . . . . . . . . . . .          7,500,000         5,925,000

Santa Rosa Bay Bridge Authority, Revenue 6.25%, 7/1/2028 . . . . . . . . . . . . . . . . .          3,000,000         3,276,270

DREYFUS PREMIER MUNICIPAL BOND FUND
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STATEMENT OF INVESTMENTS (CONTINUED)             OCTOBER 31, 1998 (UNAUDITED)


                                                                                                   Principal

Long-Term Municipal Investments (continued)                                                          Amount           Value
-------------------------------------------------------                                         _____________     _____________

Hawaii--.3%

Hawaii Department of Transportation, Special Facilities Revenue

  (Continental Airlines, Inc.) 5.625%, 11/15/2027  . . . . . . . . . . . . . . . . . . . .     $    1,850,000    $    1,838,678

Illinois--3.0%

Carol Stream, First Mortgage Revenue, Refunding

  (Windsor Park Manor Project) 6.50%, 12/1/2007  . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,158,160

East Chicago, PCR, Refunding

  (Inland Steel Company Project) 7.125%, 6/1/2007  . . . . . . . . . . . . . . . . . . . .          3,000,000         3,260,370

Illinois Development Finance Authority, Revenue

 (Community Rehabilitation Providers Facility):

    8.75%, 3/1/2010 (Prerefunded 3/1/1999) (a) . . . . . . . . . . . . . . . . . . . . . .          5,873,000         6,097,995

    8.75%, 3/1/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            337,000           347,582

    8.50%, 9/1/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,550,000         1,651,711

    8.25%, 8/1/2012  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,815,000         3,441,664

Indiana--3.5%

Indiana Development Finance Authority:

 Environmental Improvement Revenue, Refunding (USX Corp. Project)

    6.15%, 7/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         4,287,840

  Exempt Facilities Revenue, Refunding (Inland Steel) 5.75%, 10/1/2011 . . . . . . . . . .         11,500,000        11,370,510

  PCR, Refunding (Inland Steel Co., Project Number 12) 6.85%, 12/1/2012  . . . . . . . . .          4,000,000         4,223,920

Kentucky--2.3%

Kentucky Economic Development Finance Authority,

 Hospital System Improvement Revenue, Refunding

  (Appalachian Regional Health Center) 5.85%, 10/1/2017  . . . . . . . . . . . . . . . . .          6,000,000         6,245,760

Perry County, SWDR (TJ International Project):

  7%, 6/1/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,500,000         3,872,365

  6.55%, 4/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,762,725

Louisiana--1.1%

Louisiana Housing Finance Agency, MFHR, Refunding

  (LaBelle Projects) 9.75%, 10/1/2020  . . . . . . . . . . . . . . . . . . . . . . . . . .          4,155,000         4,333,166

Louisiana Public Facilities Authority, Student Loan Revenue

  7%, 9/1/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,900,000         2,010,086

Maryland--.6%

Maryland Energy Financing Administration, SWDR

  (Wheelabrator Water Projects) 6.45%, 12/1/2016 . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,308,550

Massachusetts--3.2%

Massachusetts Industrial Finance Agency:

 Health Care Facility Revenue (Metro Health Foundation, Inc. Project)

    6.75%, 12/1/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,000,000         8,581,920

  RRR, Refunding (Ogden Haverhill Project):

    5.50%, 12/1/2013 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,543,850

    5.60%, 12/1/2019 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,470,000         4,485,734

  Water Treatment Revenue (American Hingham) 6.95%, 12/1/2035  . . . . . . . . . . . . . .          2,640,000         2,939,957

DREYFUS PREMIER MUNICIPAL BOND FUND
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STATEMENT OF INVESTMENTS (CONTINUED)             OCTOBER 31, 1998 (UNAUDITED)


                                                                                                   Principal

Long-Term Municipal Investments (continued)                                                          Amount           Value
-------------------------------------------------------                                         _____________     _____________

Michigan--2.0%

Michigan Hospital Finance Authority, HR, Refunding (Genesys Regional Medical -
A)

  5.375%, 10/1/2013  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    4,000,000    $    4,107,920

Wayne Charter County, Special Airport Facilities Revenue, Refunding

  (Northwest Airlines, Inc.) 6.75%, 12/1/2015  . . . . . . . . . . . . . . . . . . . . . .          4,995,000         5,505,639

Wayne County Building Authority 8%, 3/1/2017 (Prerefunded 3/1/2002) (a). . . . . . . . . .          1,500,000         1,722,405

New Jersey--5.2%

New Jersey Building Authority, Building Revenue, Refunding:

  5%, 6/15/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             45,000            46,940

  5.915%, 6/15/2011 (c,d)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,400,000         6,951,680

New Jersey Economic Development Authority, First Mortgage Gross Revenue

  (The Evergreens) 9.25%, 10/1/2022 (Prerefunded 10/1/2002) (a)  . . . . . . . . . . . . .         15,000,000        18,172,500

New Jersey Sports and Exposition Authority, Revenue, Refunding

  (Monmouth Park) 8%, 1/1/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         4,560,440

New Mexico--1.5%

Farmington, PCR:

  Refunding (Public Service Co. - San Juan Project) 6.375%, 4/1/2022 . . . . . . . . . . .          5,000,000         5,428,950

  (Tucson Electric Power Company of San Juan) 6.95%, 10/1/2020 . . . . . . . . . . . . . .          3,000,000         3,333,480

New York--12.1%

Long Island Power Authority, Electric System Revenue

  5.125%, 4/1/2012 (Insured; MBIA) (e) . . . . . . . . . . . . . . . . . . . . . . . . . .          7,000,000         7,307,510

New York City 7.10%, 2/1/2009. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            560,000           620,105

New York City Industrial Development Agency

 IDR, Refunding (laguardia Associates LP Project)

    5.80% 11/1/2013  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,710,000         8,702,161

  Civic Facility Improvement Revenue, Refunding (Lighthouse International Project)

    4.50%, 7/1/2020 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            750,000           694,628

New York State Energy Research and Development Authority,

 Electric Facilities Revenue (Long Island Lighting Co.):

    7.15%, 9/1/2019  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,650,000         3,989,012

    7.15%, 6/1/2020  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         4,371,520

    7.15%, 12/1/2020 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,464,400

    7.15%, 2/1/2022  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,500,000         8,196,600

New York State Local Government Assistance Corporation:

  6.30%, 4/1/2013 (c,d)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,900,000         7,426,884

  Refunding 4.50%, 4/1/2017 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         4,773,600

New York State Thruway Authority

  Service Contract Revenue, 6.45%, 4/1/2010 (c,d)  . . . . . . . . . . . . . . . . . . . .          5,000,000         5,562,700

Port Authority of New York and New Jersey, Special Obligation Revenue

  (Special Project - JFK International Airport Terminal) 6.25%, 12/1/2013 (Insured; MBIA)  .        6,000,000         7,021,560

Scotia Housing Authority, Housing Revenue

  (Coburg Village, Inc. Project) 6.10%, 7/1/2018 . . . . . . . . . . . . . . . . . . . . .          5,400,000         5,475,978

DREYFUS PREMIER MUNICIPAL BOND FUND
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STATEMENT OF INVESTMENTS (CONTINUED)             OCTOBER 31, 1998 (UNAUDITED)


                                                                                                   Principal

Long-Term Municipal Investments (continued)                                                          Amount           Value
-------------------------------------------------------                                         _____________     _____________

North Carolina--2.8%

Charlotte, Special Facilities Revenue, Refunding

  (Charlotte/Douglas International Airport) 5.60%, 7/1/2027  . . . . . . . . . . . . . . .     $    5,000,000    $    4,955,150

North Carolina Eastern Municipal Power Agency, Power System Revenue, Refunding:

  7%, 1/1/2013 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,500,000         4,129,685

  6%, 1/1/2014 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,750,000         7,080,278

Ohio--2.5%

Ohio Turnpike Commission, Turnpike Revenue, 4.50%, 2/15/2024 (Insured; FGIC) . . . . . . .          6,000,000         5,600,220

Ohio Water Development Authority, Pollution Control Facilites Revenue, Refunding

  (Cleveland Electric) 6.10%, 8/1/2020 . . . . . . . . . . . . . . . . . . . . . . . . . .          8,500,000         8,704,425

Oklahoma--1.4%

Holdenville Industrial Authority, Correctional Facility Revenue:

  6.60%, 7/1/2010 (Prerefunded 7/1/2006) (a) . . . . . . . . . . . . . . . . . . . . . . .          2,045,000         2,419,501

  6.70%, 7/1/2015 (Prerefunded 7/1/2006) (a) . . . . . . . . . . . . . . . . . . . . . . .          4,625,000         5,502,224

Oregon--.9%

Oregon, EDR, Refunding (Georgia Pacific Corp. Project)

  5.70%, 12/1/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,119,450

Pennsylvania--6.8%

Beaver County Industrial Development Authority, PCR, Refunding 7.75%, 7/15/2025. . . . . .          6,000,000         6,851,520

Blair County Hospital Authority, Revenue (Altoona Hospital)

  8.042%, 7/1/2013 (Insured; AMBAC) (c)  . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,891,550

Dauphin County General Authority, Office and Parking Revenue

  (Riverfront Office) 5.50%, 1/1/2008  . . . . . . . . . . . . . . . . . . . . . . . . . .          4,205,000         4,245,368

Delaware County Industrial Development Authority, Revenue, Refunding

  (Resource Recovery Facility) 6.20%, 7/1/2019 . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,373,050

Lancaster County Hospital Authority, Revenue (Health Center - United Church

  Homes Project) 9.125%, 10/1/2014 (Prerefunded 10/1/1999) (a) . . . . . . . . . . . . . .          1,465,000         1,572,223

Lehigh County General Purpose Authority, Revenue (Wiley House)

  9.50%, 11/1/2016 (Prerefunded 11/1/2001) (a) . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,532,380

Montgomery County Higher Education and Health Authority, First Mortgage Revenue

  (AHF/Montgomery, Inc. Project) 10.50%, 9/1/2020  . . . . . . . . . . . . . . . . . . . .          3,430,000         3,720,418

Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue

  (Philadelphia Funding Program) 6.80%, 6/15/2022 (Prerefunded 6/15/2002) (a)  . . . . . .          2,000,000         2,210,200

Philadelphia, Water and Sewer Revenue 7.35%, 9/1/2004. . . . . . . . . . . . . . . . . . .          4,900,000         5,568,801

Rhode Island--.6%

Providence, Special Tax Increment Obligation 6.65%, 6/1/2016 . . . . . . . . . . . . . . .          3,000,000         3,291,450

Tennessee--1.1%

Shelby County Health Educational and Housing Facilities,

 Multi-Family Housing Board Revenue (Cameron Kirby):

    5.90%, 7/1/2018  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,152,490

    7.25%, 7/1/2023  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,100,000         3,242,507

DREYFUS PREMIER MUNICIPAL BOND FUND
-----------------------------------------------------------------------------


STATEMENT OF INVESTMENTS (CONTINUED)             OCTOBER 31, 1998 (UNAUDITED)


                                                                                                   Principal

Long-Term Municipal Investments (continued)                                                          Amount           Value
-------------------------------------------------------                                         _____________     _____________

Texas--11.2%

Alliance Airport Authority, Special Facilities Revenue:

  (American Airlines, Inc. Project) 7%, 12/1/2011  . . . . . . . . . . . . . . . . . . . .      $  10,700,000     $  12,578,278

  (Federal Express Corp. Project) 6.375%, 4/1/2021 . . . . . . . . . . . . . . . . . . . .          5,000,000         5,400,200

Austin, Revenue, Refunding

  5.25%, 5/15/2025 (Insured; MBIA) (e) . . . . . . . . . . . . . . . . . . . . . . . . . .         12,040,000        12,671,016

Houston Airport System, Special Facilities Improvement Revenue

 (Continental Airline Terminal):

    6.125%, 7/15/2017 (Guaranteed; Continental Airline, Inc.)  . . . . . . . . . . . . . .          8,375,000         8,633,201

    6.125%, 7/15/2027 (Guaranteed; Continental Airline, Inc.)  . . . . . . . . . . . . . .          6,800,000         7,009,644

Rio Grande City Consolidated Independent School District, Public Facilities
Corp. LR

  6.75%, 7/15/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,000,000         6,614,460

Texas Public Property Finance Corp., Revenue (Mental Health and Retardation
Center)

  8.20%, 10/1/2012 (Prerefunded 10/1/2002) (a) . . . . . . . . . . . . . . . . . . . . . .          7,745,000         9,036,479

Tyler Health Facilities Development Corporation, HR, Refunding

  (Mother Frances Hospital) 5.62%, 7/1/2013  . . . . . . . . . . . . . . . . . . . . . . .          2,680,000         2,705,808

Utah--2.3%

Carbon County, SWDR, Refunding:

  (East Carbon Development Corp.) 9%, 7/1/2012 . . . . . . . . . . . . . . . . . . . . . .          3,900,000         4,242,966

  (Sunnyside Cogeneration) 9.25%, 7/1/2018 (b) . . . . . . . . . . . . . . . . . . . . . .         15,000,000         9,003,000

Virginia--.9%

Virginia Housing Development Authority

  (Commonwealth Mortgage) 5.50% 1/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,108,450

West Virginia--1.4%

Upshur County, SWDR (TJ International Project) 7%, 7/15/2025 . . . . . . . . . . . . . . .          7,000,000         7,846,720

U.S. Related--8.6%

Puerto Rico Commonwealth:

 Public Improvement:

    5.50%, 7/1/2013  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,445,150

    6.50%, 7/1/2014 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         6,074,150

    Zero Coupon, 7/1/2015  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,400,000         1,074,408

  Refunding:

    6.25%, 7/1/2013 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,568,020

    6%, 7/1/2014 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            400,000           429,584

    5.65%, 7/1/2015 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,690,000        11,873,597

Puerto Rico Commonwealth Aqueduct and Sewer Authority, Revenue, Refunding

  6.25%, 7/1/2013  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,000,000        10,512,990

Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue

  5%, 7/1/2036 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,037,700

DREYFUS PREMIER MUNICIPAL BOND FUND
-----------------------------------------------------------------------------


STATEMENT OF INVESTMENTS (CONTINUED)             OCTOBER 31, 1998 (UNAUDITED)


                                                                                                   Principal

Long-Term Municipal Investments (continued)                                                          Amount           Value
-------------------------------------------------------                                         _____________     _____________

U.S. RELATED (CONTINUED)

Puerto Rico Electric Power Authority, Power Revenue

  6.25%, 7/1/2017 (Prerefunded 7/1/2002) (a) . . . . . . . . . . . . . . . . . . . . . . .    $       520,000   $       574,257

Puerto Rico Telephone Authority, Revenue, Refunding

  6.538%, 1/25/2007 (Insured; MBIA) (c)  . . . . . . . . . . . . . . . . . . . . . . . . .          3,950,000         4,409,188

                                                                                                                _______________

TOTAL LONG-TERM MUNICIPAL INVESTMENTS (cost $530,112,155). . . . . . . . . . . . . . . . .                         $561,253,746

                                                                                                                _______________


SHORT-TERM MUNICIPAL INVESTMENTS--6.0%
-------------------------------------------------------

Alabama--1.5%

McIntosh Industrial Development Board, Enviromental Improvement Revenue,

  Refunding VRDN 3.75% (f) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    8,700,000    $    8,700,000

Minnesota--.9%

Cohasset, Revenue, Refunding, VRDN

  (Minnesota Power and Light Company Project) 3.65% (LOC; ABN Amro Bank) (f) . . . . . . .          1,400,000         1,400,000

Mankato, MFHR, Refunding, VRDN

  (Highland Hills Project) 3.25% (LOC; First Bank) (f) . . . . . . . . . . . . . . . . . .          3,000,000         3,000,000

Saint Paul Housing and Redevelopment Authority, Revenue, VRDN

  (Science Museum of Minnesota) 3.20% (LOC; First Bank) (f)  . . . . . . . . . . . . . . .            700,000           700,000

New York--1.7%

Port Authority of New York and New Jersey, Special Obligation Revenue, VRDN 3.70% (f). . .          9,400,000         9,400,000

Ohio--.4%

Twinsburg Industrial Development, Revenue, VRDN

  (United Stationers Supply Company) 3.85% (LOC; PNC Bank) (f) . . . . . . . . . . . . . .          2,400,000         2,400,000

South Dakota--.8%

Lawrence County, SWDR, VRDN (Homestake Mining)

  3.80% (LOC; The Chase Manahattan Bank) (f) . . . . . . . . . . . . . . . . . . . . . . .          4,800,000         4,800,000

Texas--.7%

Harris County Health Facilities Development Corporation, HR, VRDN

  (Methodist Hospital) 3.70% (f) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         4,000,000

                                                                                                                _______________

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS (cost $34,400,000). . . . . . . . . . . . . . . . .                         $ 34,400,000

                                                                                                                _______________

                                                                                                                _______________

TOTAL INVESTMENTS (cost $564,512,155). . . . . . . . . . . . . . . . . . . . . . . . . .              104.0%       $595,653,746

                                                                                                      _______  _______________


LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . . . . . . . . .              (4.0%)     $ (23,173,389)

                                                                                                      _______  _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              100.0%       $572,480,357

                                                                                                      _______  _______________

DREYFUS PREMIER MUNICIPAL BOND FUND
-----------------------------------------------------------------------------


Summary of Abbreviations
-----------------------------------------------------------------------------

AMBAC       American Municipal Bond Assurance Corporation           MFHR        Multi-Family Housing Revenue

EDR         Economic Development Revenue                            MFMR        Multi-Family Mortgage Revenue

FGIC        Financial Guaranty Insurance Company                    PCR         Pollution Control Revenue

HR          Hospital Revenue                                        RRR         Resources Recovery Revenue

IDR         Industrial Development Revenue                          SWDR        Solid Waste Disposal Revenue

LR          Lease Revenue                                           VRDN        Variable Rate Demand Note

MBIA        Municipal Bond Investors Assurance

              Insurance Corporation



Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value

______                             _______                           ________________                _________________

AAA                                Aaa                               AAA                                 22.5%

AA                                 Aa                                AA                                     .9

A                                  A                                 A                                    11.8

BBB                                Baa                               BBB                                  20.9

BB                                 Ba                                BB                                    6.8

B                                  B                                 B                                     3.0

F-1+ & F-1                         MIG1, VMIG1 & P1                  SP1 & A1                              5.8

Not Rated (g)                      Not Rated (g)                     Not Rated (g)                        28.3

                                                                                                        _______

                                                                                                         100.0%

                                                                                                        _______
                                                                                                        _______
Notes to Statement of Investments:

-----------------------------------------------------------------------------

(a) Bonds   which   are  prerefunded  are  collateralized  by  U.S.  Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(b) Non-income producing security; interest payments in default.

(c) Inverse floater security--the interest rate is subject to change periodically.

(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from regristration, normally to qualified institutional buyers. At October 31, 1998, these securities amounted to $19,941,264 or 3.5% of net assets.

(e)  Purchased on a delayed-delivery basis.

(f) Securities payable on demand. Variable interest rate subject to periodic change

(g) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS PREMIER MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES              OCTOBER 31, 1998 (UNAUDITED)

                                                                                                   Cost            Value
                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $564,512,155      $595,653,746

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            8,341,029

                                 Receivable for shares of Beneficial Interest subscribed . .                            461,442

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               43,269

                                                                                                                _______________

                                                                                                                    604,499,486

                                                                                                                _______________


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              277,190

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                              179,510

                                 Cash overdraft due to Custodian . . . . . . . . . . . . .                            3,343,376

                                 Payable for investment securities purchased . . . . . . .                           27,861,412

                                 Payable for shares of Beneficial Interest redeemed  . . .                              144,831

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                              212,810
                                                                                                                _______________

                                                                                                                     32,019,129
                                                                                                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $572,480,357
                                                                                                                _______________

REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $533,106,301

                                 Accumulated net realized gain (loss) on investments . . .                            8,232,465

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 4  . . . . . . . . . . . . . . . .                           31,141,591

                                                                                                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $572,480,357
                                                                                                                _______________


                           NET ASSET VALUE PER SHARE
                              --------------------

                                                                               Class A            Class B           Class C
                                                                           ______________      ______________   _______________
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $441,130,884        $124,141,295    $    7,208,178

Shares Outstanding . . . . . . . . . . . . . . . . . . . . . . . . . .         30,049,520           8,454,443           490,339

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . . . . .             $14.68              $14.68            $14.70
                                                                                  _______             _______           _______

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS PREMIER MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS         SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . .                                $17,317,832

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . .         $  1,592,163

                                 Shareholder servicing costs--Note 3(c)  . . . . .              926,029

                                 Distribution fees--Note 3(b)  . . . . . . . . . .              323,992

                                 Custodian fees  . . . . . . . . . . . . . . . . .               27,683

                                 Registration fees . . . . . . . . . . . . . . . .               27,035

                                 Professional fees . . . . . . . . . . . . . . . .               23,111

                                 Prospectus and shareholders' reports  . . . . . .               18,026

                                 Trustees' fees and expenses--Note 3(d)  . . . . .               17,035

                                 Loan commitment fees--Note 2  . . . . . . . . . .                2,726

                                 Miscellaneous . . . . . . . . . . . . . . . . . .               12,152

                                                                                          _____________

                                    Total Expenses . . . . . . . . . . . . . . . .                                  2,969,952

                                                                                                                 ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                 14,347,880

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . .         $  2,638,390

                                 Net unrealized appreciation (depreciation)
                                    on investments . . . . . . . . . . . . . . . .           (2,941,274)

                                                                                          _____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . .                                   (302,884)

                                                                                                                 ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                                $14,044,996

                                                                                                                 ____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Six Months Ended
                                                                                          October 31, 1998         Year Ended
                                                                                             (Unaudited)         April 30, 1998
                                                                                           _______________        _____________
OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $    14,347,880        $  30,469,152

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .             2,638,390           10,610,253

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . .            (2,941,274)           15,681,076

                                                                                           _______________       ______________

          Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . .            14,044,996           56,760,481

                                                                                           _______________       ______________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (11,459,376)         (24,679,815)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (2,781,150)          (5,696,047)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (107,354)             (93,290)

   Net realized gain on investments:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               --                (2,600,891)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               --                  (670,463)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               --                   (13,085)

                                                                                           _______________       ______________

             Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (14,347,880)         (33,753,591)

                                                                                           _______________       ______________

BENEFICIAL INTEREST TRANSACTIONS:

  Net proceeds from shares sold:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            73,880,880          113,213,669

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            11,719,021           17,652,591

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             4,519,758            1,951,054

   Dividends reinvested:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             6,436,374           15,608,787

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,495,999            3,578,795

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                31,726               41,919

   Cost of shares redeemed:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (86,867,434)        (156,745,426)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (8,452,697)         (15,746,393)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (324,657)             (79,409)

                                                                                           _______________       ______________

          Increase (Decrease) in Net Assets from Beneficial Interest Transactions  .             2,438,970          (20,524,413)

                                                                                           _______________       ______________

             Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . .             2,136,086            2,482,477

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           570,344,271          567,861,794

                                                                                           _______________       ______________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $572,480,357         $570,344,271

                                                                                           _______________       ______________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                        Shares
                                                                                           ______________________________

                                                                                       Six Months Ended

                                                                                        October 31, 1998        Year Ended
                                                                                           (Unaudited)         April 30, 1998
                                                                                         _______________        _____________

CAPITAL SHARE TRANSACTIONS:

  Class A
  ________
   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,004,107            7,726,113

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .         435,837            1,065,410

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (5,888,443)         (10,709,000)

                                                                                              __________         ____________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .        (448,499)          (1,917,477)

                                                                                              __________         ____________
  Class B

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         793,051            1,206,389

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .         101,280              244,184

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (572,312)          (1,077,080)

                                                                                              __________         ____________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .         322,019              373,493
                                                                                              __________         ____________

  Class C
  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         304,883              133,508

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .           2,145                2,854

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (21,979)              (5,369)

                                                                                              __________         ____________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .         285,049              130,993

                                                                                              __________         ____________
                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.




                                                                                 Class A Shares

                                                       _________________________________________________________________________

                                               Six Months Ended
                                               October 31, 1998                      Year Ended April 30,

                                                                      _______________________________________________________

PER SHARE DATA:                                   (Unaudited)       1998          1997         1996         1995         1994
                                                    __________    _______      _______      _______       _______      _______

   Net asset value, beginning of period  . . . . .     $14.69       $14.11       $13.85       $13.86        $13.81       $14.45

                                                      _______      _______      _______      _______       _______      _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . .        .38          .79          .82          .86           .84          .89

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . .       (.01)         .66          .27         (.01)          .05         (.59)

                                                      _______      _______      _______      _______       _______      _______

   Total from Investment Operations  . . . . . . .        .37         1.45         1.09          .85           .89          .30

                                                      _______      _______      _______      _______       _______      _______

   Distributions:

   Dividends from investment income--net . . . . .       (.38)        (.79)        (.82)        (.86)         (.84)        (.89)

   Dividends from net realized gain on investments . .     --         (.08)        (.01)          --            --         (.05)

                                                      _______      _______      _______      _______       _______      _______

   Total Distributions . . . . . . . . . . . . . .       (.38)        (.87)        (.83)        (.86)         (.84)        (.94)

                                                      _______      _______      _______      _______       _______      _______

   Net asset value, end of period  . . . . . . . .     $14.68       $14.69       $14.11       $13.85        $13.86       $13.81

                                                      _______      _______      _______      _______       _______      _______


TOTAL INVESTMENT RETURN(1) . . . . . . . . . . . .       5.00%(2)    10.52%        8.03%        6.08%         6.72%        1.84%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . .        .91%(2)      .91%         .91%         .92%          .92%         .85%

   Ratio of net investment income
       to average net assets . . . . . . . . . . .       5.07%(2)     5.42%        5.84%        5.98%         6.16%        6.01%

   Decrease reflected in above expense ratios due
       to undertakings by the Manager  . . . . . .         --           --           --           --            --          .06%

   Portfolio Turnover Rate . . . . . . . . . . . .      25.44%(3)    26.33%       28.17%       36.59%        38.60%       22.15%

   Net Assets, end of period (000's Omitted) . . .   $441,131     $447,869     $457,327     $474,044      $495,616     $546,036

---------------

(1) Exclusive of sales load.
(2) Annualized.
(3) Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.




                                                                                   Class B Shares
                                                    _________________________________________________________________________

                                                  Six Months Ended
                                                  October 31, 1998                    Year Ended April 30,
                                                                      _______________________________________________________

PER SHARE DATA:                                     (Unaudited)      1998        1997         1996          1995         1994
                                                     __________    _______      _______      _______       _______      _______
   Net asset value, beginning of period  . . . . .     $14.69       $14.11       $13.85       $13.86        $13.81       $14.45
                                                      _______      _______      _______      _______       _______      _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . .        .34          .72          .75          .78           .77          .80

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . .       (.01)         .66          .27         (.01)          .05         (.59)

                                                      _______      _______      _______      _______       _______      _______

   Total from Investment Operations  . . . . . . .        .33         1.38         1.02          .77           .82          .21

                                                      _______      _______      _______      _______       _______      _______

   Distributions:

   Dividends from investment income--net . . . . .       (.34)        (.72)        (.75)        (.78)         (.77)        (.80)

   Dividends from net realized gain on investments . .     --         (.08)        (.01)          --            --         (.05)

                                                      _______      _______      _______      _______       _______      _______

   Total Distributions . . . . . . . . . . . . . .       (.34)        (.80)        (.76)        (.78)         (.77)        (.85)

                                                      _______      _______      _______      _______       _______      _______

   Net asset value, end of period  . . . . . . . .     $14.68       $14.69       $14.11       $13.85        $13.86       $13.81

                                                      _______      _______      _______      _______       _______      _______

TOTAL INVESTMENT RETURN(1) . . . . . . . . . . . .       4.48%(2)     9.95%        7.49%        5.53%         6.15%        1.26%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . .       1.43%(2)     1.42%        1.43%        1.43%         1.44%        1.40%

   Ratio of net investment income
       to average net assets . . . . . . . . . . .       4.56%(2)     4.89%        5.33%        5.46%         5.62%        5.33%

   Decrease reflected in above expense ratios due
       to undertakings by the Manager  . . . . . .         --           --           --           --            --          .05%

   Portfolio Turnover Rate . . . . . . . . . . . .      25.44%(3)    26.33%       28.17%       36.59%        38.60%       22.15%

   Net Assets, end of period (000's Omitted) . . .   $124,141     $119,457     $109,485     $106,931       $99,411      $95,643

---------------

(1) Exclusive of sales load.
(2) Annualized.
(3) Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                            Class C Shares
                                                                            ________________________________________________

                                                                          Six Months Ended
                                                                           October 31, 1998        Year Ended April 30,
                                                                                               _______________________________

PER SHARE DATA:                                                              (Unaudited)      1998         1997        1996(1)
                                                                             _________     _______      _______       _______
   Net asset value, beginning of period  . . . . . . . . . . . . . . . . .    $14.71       $14.12       $13.87        $14.28

                                                                             _______      _______      _______       _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . .      .32           .68          .72           .60

   Net realized and unrealized gain (loss) on investments  . . . . . . . .    (.01)           .67          .26         (.41)

                                                                             _______      _______      _______       _______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . .      .31          1.35          .98           .19

                                                                             _______      _______      _______       _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . .        (.32)     (.68)        (.72)         (.60)

   Dividends from net realized gain on investments . . . . . . . . . . . .           --        (.08)     (.01)               --

                                                                             _______      _______      _______       _______

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . .    (.32)         (.76)        (.73)         (.60)

                                                                             _______      _______      _______       _______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . .   $14.70        $14.71       $14.12        $13.87

                                                                             _______      _______      _______       _______


TOTAL INVESTMENT RETURN(2) . . . . . . . . . . . . . . . . . . . . . . . .      4.21%(3)     9.73%        7.16%         1.56%(3)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . .      1.69%(3)     1.69%        1.64%         1.77%(3)

   Ratio of net investment income to average net assets  . . . . . . . . .      4.23%(3)     4.55%        5.01%         4.84%(3)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . .     25.44%(4)    26.33%       28.17%        36.59%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . .    $7,208       $3,019       $1,049          $340

---------------

(1)  From July 13, 1995 (commencement of initial offering) to April 30, 1996.
(2)  Exclusive of sales load.
(3)  Annualized.
(4)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS PREMIER MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Premier Municipal Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act") as a diversified open-end management investment company. The Fund's investment objective is to maximize current income exempt from Federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the Fund' s investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of $.001 par value shares in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge (" CDSC") imposed on Class B share redemptions made within six years of purchase (five years for shareholders beneficially owning Class B shares on November 30, 1996) and Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the Fund receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

DREYFUS PREMIER MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed Funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of the borrowings. During the period ended October 31, 1998, the Fund did not borrow under the line of credit.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the Fund's average
daily    net    assets    and    is    payable    monthly.

  Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, retained $1,268 during the period ended October 31, 1998 from commissions earned on sales of the Fund's shares.

  (B) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended October 31, 1998, Class B and Class C shares were charged $304,962 and $19,030, respectively, pursuant to the Distribution Plan.

  (C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of their shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 1998, Class A, Class B and Class C shares were charged $564,886, $152,481 and $6,343, respectively, pursuant to the Shareholder Services Plan.

DREYFUS PREMIER MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended October 31, 1998, the Fund was charged $119,104 pursuant to the transfer agency agreement.

  (D) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 1998 amounted to $145,717,657 and $143,103,797, respectively.

  At October 31, 1998, accumulated net unrealized appreciation on investments was $31,141,591, consisting of $42,219,951 gross unrealized appreciation and $11,078,360 gross unrealized depreciation.

  At October 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
DREYFUS PREMIER MUNICIPAL

BOND FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940











Printed in U.S.A.                                             022SA9810

                              SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

                                DREYFUS PREMIER

                                MUNICIPAL BOND

                                     FUND
-------------------------------------------------------------------------------

                               OCTOBER 31, 1998

                                   (reg.tm)